First Trust Flexible Income ETF (FFLX)
Portfolio of Investments
August 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 34.9%
	Aerospace & Defense — 0.4%
$205,000	Boeing (The) Co.	6.63%	02/15/38	$218,760
200,000	Boeing (The) Co.	3.55%	03/01/38	163,278
355,000	Huntington Ingalls Industries, Inc.	5.75%	01/15/35	358,445
				740,483
	Alternative Carriers — 0.4%
365,000	Space Exploration Technologies Corp. (a)	5.65%	07/15/33	352,320
385,000	Space Exploration Technologies Corp. (a)	5.88%	07/15/36	363,023
				715,343
	Aluminum — 0.2%
315,000	Novelis Corp. (a)	6.38%	08/15/33	315,918
	Application Software — 0.8%
360,000	AppLovin Corp.	5.38%	12/01/31	360,404
470,000	Cloud Software Group LLC (a)	9.00%	09/30/29	471,641
365,000	Salesforce, Inc.	5.20%	03/15/33	360,541
365,000	Salesforce, Inc.	5.55%	03/15/36	358,491
				1,551,077
	Automotive Retail — 0.2%
422,000	Valvoline, Inc. (a)	6.13%	08/15/34	421,634
	Brewers — 0.5%
745,000	Constellation Brands, Inc.	4.95%	11/01/35	710,717
365,000	Molson Coors Beverage Co.	5.50%	07/08/36	357,561
				1,068,278
	Broadcasting — 1.4%
858,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	800,085
1,280,000	Nexstar Media, Inc. (a)	4.75%	11/01/28	1,262,007
305,000	Sinclair Television Group, Inc. (a)	8.13%	02/15/33	317,432
506,000	Sirius XM Radio LLC (a)	4.00%	07/15/28	493,770
				2,873,294
	Broadline Retail — 0.2%
475,000	Amazon.com, Inc.	6.00%	07/09/46	462,715
	Building Products — 1.0%
340,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	312,770
500,000	Builders FirstSource, Inc. (a)	6.75%	05/15/35	500,548
345,000	Griffon Corp. (a)	6.25%	10/01/34	346,344
840,000	Standard Building Solutions, Inc. (a)	6.25%	08/01/33	834,425
				1,994,087
	Cable & Satellite — 0.2%
380,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.85%	12/01/35	357,333
	Casinos & Gaming — 1.5%
520,000	Churchill Downs, Inc. (a)	5.75%	04/01/30	520,432
470,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	460,396
722,000	Light & Wonder International, Inc. (a)	7.50%	09/01/31	749,104
550,000	Station Casinos LLC (a)	4.63%	12/01/31	519,019
735,000	VICI Properties, L.P.	5.13%	05/15/32	714,980
				2,963,931

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Commercial & Residential Mortgage Finance — 0.8%
$310,000	PennyMac Financial Services, Inc. (a)	6.75%	02/15/34	$287,429
940,000	Rocket Cos., Inc. (a)	6.38%	08/01/33	953,255
220,000	Rocket Cos., Inc. (a)	6.50%	06/15/34	223,628
150,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (a)	4.00%	10/15/33	134,441
				1,598,753
	Communications Equipment — 0.1%
298,000	Viavi Solutions, Inc. (a)	3.75%	10/01/29	284,431
	Construction & Engineering — 0.4%
725,000	Quanta Services, Inc.	5.55%	08/09/36	714,242
	Construction Materials — 0.2%
310,000	Quikrete Holdings, Inc. (a)	6.75%	03/01/33	315,058
	Consumer Finance — 0.6%
801,000	FirstCash, Inc. (a)	4.63%	09/01/28	787,450
360,000	Synchrony Financial (b)	5.45%	10/15/30	359,850
				1,147,300
	Data Processing & Outsourced Services — 0.6%
350,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	246,534
370,000	Global Payments, Inc.	5.20%	11/15/32	357,187
370,000	Global Payments, Inc.	5.55%	11/15/35	353,479
315,000	Iron Mountain, Inc. (a)	6.25%	01/15/35	311,902
				1,269,102
	Diversified Banks — 1.8%
790,000	Bank of America Corp. (b)	4.57%	04/27/33	762,574
730,000	Citigroup, Inc. (b)	4.91%	05/24/33	715,583
1,025,000	JPMorgan Chase & Co. (b)	4.91%	07/25/33	1,007,503
1,105,000	Wells Fargo & Co. (b)	4.90%	07/25/33	1,081,239
				3,566,899
	Diversified Capital Markets — 0.2%
490,000	Raymond James Financial, Inc.	4.90%	09/11/35	466,058
	Electric Utilities — 1.1%
717,000	Alpha Generation LLC (a)	6.25%	01/15/34	703,043
635,000	NRG Energy, Inc. (a)	5.75%	01/15/34	618,453
365,000	NRG Energy, Inc. (a)	5.41%	10/15/35	348,816
625,000	Vistra Operations Co. LLC (a)	5.70%	12/30/34	616,787
				2,287,099
	Environmental & Facilities Services — 0.2%
459,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	477,601
	Financial Exchanges & Data — 1.4%
785,000	FactSet Research Systems, Inc.	3.45%	03/01/32	707,695
730,000	LSEG U.S. Fin Corp. (a)	5.25%	03/23/36	710,182
1,495,000	MSCI, Inc.	5.15%	03/15/36	1,419,904
				2,837,781
	Food Distributors — 0.6%
365,000	Sysco Corp.	4.95%	03/25/36	342,969
961,000	US Foods, Inc. (a)	5.75%	04/15/33	956,931
				1,299,900

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Facilities — 1.2%
$1,125,000	HCA, Inc.	5.13%	06/15/39	$1,042,651
978,000	Tenet Healthcare Corp. (a)	5.50%	11/15/32	965,633
315,000	Universal Health Services, Inc.	5.05%	10/15/34	297,643
				2,305,927
	Health Care Services — 0.2%
365,000	CVS Health Corp.	5.45%	09/15/35	360,270
	Health Care Supplies — 0.5%
370,000	180 Medical, Inc. (a)	5.30%	10/08/35	356,159
735,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (a)	5.25%	06/15/33	723,851
				1,080,010
	Hotels, Resorts & Cruise Lines — 0.8%
686,000	Hilton Domestic Operating Co., Inc. (a)	6.13%	04/01/32	695,112
720,000	Hyatt Hotels Corp.	5.40%	12/15/35	697,143
180,000	RHP Hotel Properties, L.P. / RHP Finance Corp. (a)	6.25%	02/15/35	181,082
				1,573,337
	Independent Power Producers & Energy Traders — 0.5%
972,000	Talen Energy Supply LLC (a)	6.38%	05/01/33	960,234
	Industrial Machinery & Supplies & Components — 0.2%
468,000	Gates Corp. (a)	6.88%	07/01/29	477,987
	Insurance Brokers — 1.6%
903,000	AmWINS Group, Inc. (a)	4.88%	06/30/29	878,109
655,000	Brown & Brown, Inc.	4.20%	03/17/32	614,735
470,000	Brown & Brown, Inc.	5.65%	06/11/34	466,604
305,000	HUB International Ltd. (a)	7.25%	06/15/30	314,147
990,000	Ryan Specialty LLC (a)	5.88%	08/01/32	980,086
				3,253,681
	Interactive Media & Services — 0.2%
475,000	Alphabet, Inc.	6.25%	08/15/46	477,622
	Internet Services & Infrastructure — 0.7%
481,000	Black Pearl Compute LLC (a)	6.13%	02/15/31	481,909
500,000	QTS Central Issuer LLC / QTS TRS Central Issuer LLC (a)	6.63%	09/01/31	492,989
451,000	WULF Compute LLC (a)	7.75%	10/15/30	468,858
				1,443,756
	Investment Banking & Brokerage — 1.6%
365,000	Citadel Securities Global Holdings LLC (a)	5.13%	01/27/32	356,488
550,000	Goldman Sachs Group (The), Inc. (b)	5.02%	10/23/35	528,205
550,000	Goldman Sachs Group (The), Inc. (b)	5.66%	07/21/37	545,074
360,000	LPL Holdings, Inc.	6.00%	05/20/34	363,501
185,000	Morgan Stanley (b)	6.34%	10/18/33	194,093
760,000	Morgan Stanley (b)	5.25%	04/21/34	750,880
490,000	Morgan Stanley (b)	5.61%	07/17/37	485,328
				3,223,569
	IT Consulting & Other Services — 0.0%
51,000	Gainwell Acquisition Corp. (a)	9.00%	09/01/31	53,155
	Leisure Facilities — 0.1%
320,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	312,654

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Life Sciences Tools & Services — 0.7%
$1,339,000	IQVIA, Inc. (a)	6.50%	05/15/30	$1,365,610
	Managed Health Care — 0.8%
1,060,000	Centene Corp.	4.63%	12/15/29	1,034,094
710,000	Centene Corp.	2.50%	03/01/31	620,261
				1,654,355
	Metal, Glass & Plastic Containers — 0.5%
920,000	Crown Americas LLC	5.88%	06/01/33	920,586
	Oil & Gas Refining & Marketing — 0.1%
315,000	Sunoco, L.P. (a)	5.88%	03/15/34	310,592
	Oil & Gas Storage & Transportation — 0.8%
730,000	Energy Transfer, L.P.	6.55%	12/01/33	775,499
748,000	Rockies Express Pipeline LLC (a)	6.75%	03/15/33	763,264
				1,538,763
	Packaged Foods & Meats — 0.7%
365,000	Bimbo Bakeries USA, Inc. (a)	5.38%	01/09/36	355,373
360,000	Campbell’s (The) Co.	4.75%	03/23/35	329,435
135,000	Conagra Brands, Inc.	5.40%	08/01/31	134,605
220,000	Conagra Brands, Inc.	5.30%	11/01/38	202,665
360,000	Kraft Heinz Foods Co.	5.00%	06/04/42	315,260
				1,337,338
	Paper & Plastic Packaging Products & Materials — 0.2%
340,000	Graphic Packaging International LLC (a)	3.75%	02/01/30	319,510
	Passenger Ground Transportation — 0.2%
325,000	First Student Bidco, Inc. / First Transit Parent, Inc. (a)	4.00%	07/31/29	317,882
	Personal Care Products — 0.5%
1,046,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	965,918
	Rail Transportation — 0.3%
510,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	514,409
	Real Estate Development — 0.2%
380,000	Beacon Point DC LLC (a)	6.13%	11/30/42	360,842
	Real Estate Services — 0.4%
795,000	CoStar Group, Inc. (a)	2.80%	07/15/30	712,503
	Regional Banks — 3.6%
375,000	Fifth Third Bancorp (b)	4.34%	04/25/33	355,259
375,000	Fifth Third Bancorp (b)	5.14%	01/29/37	358,982
365,000	First-Citizens Bank & Trust Co. (b)	5.10%	07/13/29	364,280
290,000	Huntington Bancshares, Inc. (b)	5.02%	05/17/33	284,336
425,000	Huntington Bancshares, Inc. (b)	5.71%	02/02/35	425,691
5,000,000	US Bank N.A. (b)	4.73%	05/15/28	5,005,592
365,000	Zions Bancorp N.A. (b)	5.24%	10/01/29	364,613
				7,158,753
	Research & Consulting Services — 0.6%
493,000	Clarivate Science Holdings Corp. (a)	3.88%	07/01/28	480,348
185,000	Jacobs Solutions, Inc.	5.38%	03/03/36	177,288
456,000	Neptune Bidco US, Inc. (a)	9.29%	04/15/29	467,378
				1,125,014

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Restaurants — 0.4%
$676,000	Yum! Brands, Inc.	6.88%	11/15/37	$726,255
	Semiconductors — 0.2%
460,000	Broadcom, Inc.	3.50%	02/15/41	341,993
	Systems Software — 0.7%
1,125,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	1,072,796
360,000	Oracle Corp.	6.25%	11/09/32	358,787
				1,431,583
	Trading Companies & Distributors — 1.6%
605,000	Ashtead Capital, Inc. (a)	5.80%	04/15/34	608,576
520,000	Core & Main, L.P. (a)	6.00%	07/01/34	518,945
759,000	EquipmentShare.com, Inc. (a)	8.63%	05/15/32	790,203
315,000	QXO Building Products, Inc. (a)	6.88%	07/15/34	318,909
977,000	United Rentals North America, Inc. (a)	5.38%	11/15/33	952,350
				3,188,983
	Total Corporate Bonds and Notes			69,541,408
	(Cost $69,705,758)
ASSET-BACKED SECURITIES — 16.9%
	Adams Outdoor Advertising, L.P.
1,000,000	Series 2026-1, Class B (a)	6.39%	07/20/56	996,656
	Brant Point CLO Ltd.
1,200,000	Series 2024-3A, Class D1R, 3 Mo. CME Term SOFR + 2.65% (a) (c)	6.38%	01/20/39	1,203,595
300,000	Series 2024-4A, Class D1R, 3 Mo. CME Term SOFR + 3.00% (a) (c)	6.71%	10/20/39	301,009
	Bridge Street CLO Ltd.
1,300,000	Series 2025-1A, Class D1A, 3 Mo. CME Term SOFR + 2.85% (a) (c)	6.58%	04/20/38	1,303,827
	CARLYLE U.S. CLO Ltd.
1,000,000	Series 2021-11A, Class D1R2, 3 Mo. CME Term SOFR + 3.05% (a) (c)	6.83%	07/25/39	1,003,224
	CIM Trust
1,867,891	Series 2026-NR1, Class A1, steps up to 8.00% on 05/01/29 (a) (d)	5.00%	07/25/65	1,854,078
	Consolidated Communications LLC / Fidium Fiber Finance Holdco LLC
2,000,000	Series 2025-1A, Class B (a)	6.51%	05/20/55	2,016,424
3,000,000	Series 2025-1A, Class C (a)	9.41%	05/20/55	3,101,735
	Exeter Automobile Receivables Trust
1,000,000	Series 2024-3A, Class E (a)	7.84%	10/15/31	1,036,635
510,000	Series 2026-1A, Class D	5.00%	05/17/32	502,074
1,000,000	Series 2026-1A, Class E (a)	6.69%	08/15/33	978,854
	FIGRE Trust
1,000,000	Series 2026-FL3, Class M1 (a) (b)	6.20%	08/25/56	997,157
	GCM CLO Ltd.
500,000	Series 2026-1A, Class D, 3 Mo. CME Term SOFR + 2.95% (a) (c)	6.65%	07/20/39	501,599
	GLS Auto Select Receivables Issuer Trust
1,486,000	Series 2026-3A, Class D (a)	5.55%	10/17/33	1,477,827
	Kennedy Lewis CLO 15 Ltd.
1,500,000	Series 2024-15AR, Class D1R (a) (c) (e)	0.00%	10/20/39	1,500,675

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Magnetite XXIX Ltd.
$1,500,000	Series 2021-29AR, Class D1R2 (a) (c) (e)	0.00%	10/15/39	$1,418,925
	MetroNet Infrastructure Issuer LLC
1,000,000	Series 2026-1A, Class C (a)	7.10%	04/20/56	994,269
	MFA LLC
1,000,000	Series 2026-NPL1, Class A1, steps up to 8.89% on 8/25/29 (a) (d) (e)	5.89%	08/25/31	1,001,804
	Pagaya AI Debt Grantor Trust
1,000,000	Series 2026-4, Class D (a)	6.86%	01/16/34	1,000,342
	Pagaya AI Debt Selection Trust
1,000,000	Series 2026-5, Class D (a)	7.07%	03/15/34	1,002,325
	PRET LLC
1,368,631	Series 2026-NPL1, Class A1, steps up to 8.18% on 12/25/28 (a) (d)	5.18%	01/25/56	1,356,499
1,010,925	Series 2026-NPL2, Class A1, steps up to 8.07% on 01/25/29 (a) (d)	5.07%	02/25/56	1,000,753
	PRPM LLC
1,500,000	Series 2026-5, Class A1, steps up to 8.93% on 09/01/29 (a) (d)	5.93%	09/25/31	1,498,803
	Uniti Fiber Abs Issuer LLC
480,000	Series 2025-1A, Class A2 (a)	5.88%	04/20/55	483,489
	Zayo Issuer LLC
2,000,000	Series 2025-1A, Class A2 (a)	5.65%	03/20/55	1,996,034
2,000,000	Series 2025-2A, Class C (a)	9.49%	06/20/55	2,089,639
1,000,000	Series 2025-3A, Class C (a)	8.44%	10/20/55	1,023,855
	Total Asset-Backed Securities			33,642,106
	(Cost $33,753,832)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 14.0%
	Advertising — 0.7%
997,702	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.94%	12/21/28	1,001,329
317,478	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.23%	02/20/32	319,595
				1,320,924
	Aerospace & Defense — 0.6%
1,211,128	Transdigm, Inc., Refi Term Loan K, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.94%	03/22/30	1,215,246
	Airport Services — 0.6%
795,564	BBA Aviation (Signature Aviation US Holdings, Inc. / Brown Group Holding LLC), Refi Term Loan B-2, 3 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.30%	07/01/31	799,673
377,432	BBA Aviation (Signature Aviation US Holdings, Inc. / Brown Group Holding LLC), Term Loan B-1, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	5.94%	07/01/31	379,366
				1,179,039
	Application Software — 0.1%
300,000	Dayforce, Inc. (Dawn Bidco), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.82%	02/04/33	290,317

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Automotive Parts & Equipment — 0.3%
$520,000	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.19%	05/06/30	$522,470
	Automotive Retail — 0.2%
470,000	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 6 Mo. CME Term SOFR + 3.00%, 0.75% Floor	6.67%	05/04/28	470,313
	Biotechnology — 0.2%
317,492	Grifols S.A. (Grifols Escrow Issuer S.A.U.), Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.19%	04/14/33	318,843
	Broadcasting — 0.3%
531,056	Gray Television, Inc., Term Loan D, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.82%	12/01/28	533,935
	Broadline Retail — 0.2%
310,425	Peer Holding III B.V. (Action Holding), 2031 Term Loan B5B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	07/01/31	311,938
	Cable & Satellite — 0.6%
320,000	Charter Communications Operating LLC, Term Loan B-4, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.73%	12/09/30	317,117
917,589	DIRECTV Holdings LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor	8.32%	08/02/29	925,402
				1,242,519
	Casinos & Gaming — 0.2%
320,071	Caesars Entertainment, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.94%	02/06/30	313,604
	Commodity Chemicals — 0.2%
470,000	Charter Next Generation, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.15%	12/02/30	471,788
	Construction & Engineering — 0.3%
411,882	Azuria Water Solutions (f/k/a Aegion Corp.), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.48%	04/25/33	411,161
154,157	Socotec SAS (Socotec US Holdings), Refi Term Loan B, Daily SOFR + 2.75%, 0.75% Floor	6.28%-6.43%	06/02/31	154,640
				565,801
	Construction Materials — 0.1%
250,000	Smyrna Ready Mix Concrete LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.69%	04/02/29	251,564
	Data Processing & Outsourced Services — 0.2%
355,564	Alter Domus (Chrysaor Bidco S.A.R.L.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.76%	10/30/31	357,653
	Diversified Capital Markets — 0.1%
99,200	Accuris US LLC (Allium Buyer LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.30%	08/12/31	99,076
	Diversified Support Services — 0.3%
416,666	Aggreko Holdings, Inc. (Albion), Extended Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.74%	05/21/31	419,426
250,000	OpenLane, Inc. (KAR Auction Services, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.26%	10/08/32	251,250
				670,676

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Drug Retail — 0.1%
$191,437	Boots Group Finco, L.P., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	08/30/32	$192,634
	Electronic Equipment & Instruments — 0.3%
535,000	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.69%	07/12/32	537,675
	Environmental & Facilities Services — 0.1%
250,000	Anticimex Global AB, Facility B8 (USD), Daily SOFR + 2.90%, 0.00% Floor	6.55%	11/17/31	251,295
	Food Distributors — 0.0%
50,000	Chef’s Warehouse Parent LLC (Dairyland USA), Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.65%	08/12/33	50,391
	Footwear — 0.1%
250,000	Skechers (Beach Acquisition Bidco LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.44%	09/13/32	251,640
	Health Care Facilities — 0.2%
470,000	Southern Veterinary Partners LLC (Mission Pet), Refi Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.19%	12/04/31	471,490
	Health Care Services — 0.2%
76,804	CNT Holdings I Corp. (aka 1-800 Contacts), Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.75% Floor	5.98%	11/08/32	77,164
379,975	CNT Holdings I Corp. (aka 1-800 Contacts), Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.75% Floor	6.07%	11/08/32	381,757
				458,921
	Health Care Technology — 0.2%
315,397	athenahealth Group, Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.94%	02/17/32	315,679
	Industrial Machinery & Supplies & Components — 0.4%
134,629	Alliance Laundry Systems LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.69%	08/19/31	135,054
397,371	Alliance Laundry Systems LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.82%	08/19/31	398,625
253,333	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.70%	04/30/30	254,916
				788,595
	Insurance Brokers — 0.4%
330,000	Hyperion Insurance Group Ltd. (aka Howden Group), Refi Term Loan 2030, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.44%	04/18/30	313,728
562,536	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	8.94%	07/02/32	534,058
				847,786
	Integrated Telecommunication Services — 0.7%
535,000	Iridium Satellite LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.75% Floor	5.94%	09/20/30	535,936
909,747	Numericable U.S. LLC (Altice France SAS or SFR), Term Loan B-14, 3 Mo. CME Term SOFR + 6.88%, 0.00% Floor	10.62%	05/15/31	924,872
				1,460,808

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Interactive Home Entertainment — 0.2%
$315,000	Electronic Arts, Inc. (Oak-Eagle Acquireco, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.25%	08/04/33	$318,544
	Internet Services & Infrastructure — 0.5%
49,700	Lambda, Inc. (Lambda Compute II LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.63%	12/31/30	50,011
1,003,963	Sedgwick Claims Management Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.19%	07/31/31	1,005,222
				1,055,233
	Life Sciences Tools & Services — 0.5%
537,719	Parexel International Corp. (Phoenix Newco), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.19%	12/12/31	540,577
473,333	Syneos Health, Inc. (Star Parent), Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.23%	09/30/30	476,831
				1,017,408
	Movies & Entertainment — 0.8%
1,685,000	Warner Bros. Discovery, Inc. (Discovery Global Holdings, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.19%	06/03/33	1,690,527
	Other Specialty Retail — 0.2%
470,000	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	6.94%	01/23/32	472,980
	Packaged Foods & Meats — 0.3%
532,051	Newly Weds Foods LLC (Red SPV LLC), Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.94%	03/15/32	530,942
	Paper & Plastic Packaging Products & Materials — 0.3%
535,169	Graham Packaging Co., L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.94%	01/26/33	537,098
	Pharmaceuticals — 0.3%
315,710	Ceva Sante (Financiere Mendel), USD Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.49%	11/13/30	318,375
314,372	Opella Healthcare Group (Opal U.S. LLC), Term Loan B6, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.23%	04/23/32	316,365
				634,740
	Restaurants — 0.2%
316,500	Whatabrands LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.39%	08/15/33	317,638
	Soft Drinks & Non-Alcoholic Beverages — 0.1%
250,000	Primo Brands Corp., Extended Term Loan, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.48%	03/31/31	251,821
	Specialized Consumer Services — 0.5%
974,086	Belron Finance US LLC, USD Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	5.76%	10/16/31	977,374
	Specialized Finance — 0.8%
812,607	Creative Planning Group (CPI Holdco), Initial Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.69%	05/19/31	812,708
795,295	Envestnet, Inc. (BCPE Pequod Buyer, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.44%	11/25/31	791,247
				1,603,955

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialty Chemicals — 0.2%
$312,274	Highline Aftermarket Acquisition LLC, Refi Term Loan B, 6 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.23%	02/19/30	$314,616
	Systems Software — 1.0%
475,657	Imprivata, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.48%	12/01/29	480,754
59,472	Kaseya, Inc., Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.82%	03/21/33	33,750
1,405,935	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.57%	07/26/32	1,028,090
475,000	Proofpoint, Inc., Extended Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.25%	08/30/30	469,319
				2,011,913
	Trading Companies & Distributors — 0.2%
450,000	Hillman Group (The), Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	07/22/33	450,844
	Total Senior Floating-Rate Loan Interests			27,948,253
	(Cost $28,293,679)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 12.1%
	Collateralized Mortgage Obligations — 8.9%
	Castlelake Residential Mortgage Trust
1,450,000	Series 2026-RTL1, Class M2 (a) (h)	6.50%	08/25/41	1,389,743
	Chase Home Lending Mortgage Trust
2,000,000	Series 2026-AGY2, Class A11, 30 Day Average SOFR + 1.30% (a) (c)	4.95%	08/25/57	2,005,000
	CIM Trust
1,000,000	Series 2023-I1, Class B1 (a) (i)	7.02%	04/25/58	999,203
1,000,000	Series 2023-I2, Class B1 (a) (i)	6.73%	12/25/67	992,036
	COLT Mortgage Loan Trust
1,200,000	Series 2022-1, Class M1 (a)	3.66%	12/27/66	1,005,661
	Connecticut Avenue Securities Trust
1,000,000	Series 2021-R02, Class 2B2, 30 Day Average SOFR + 6.20% (a) (c)	9.84%	11/25/41	1,010,438
	HOMES Trust
1,000,000	Series 2025-NQM2, Class B2 (a) (i)	7.37%	02/25/70	984,414
	JP Morgan Mortgage Trust
1,206,904	Series 2026-1, Class A11, 30 Day Average SOFR + 1.10% (a) (c)	4.74%	07/25/56	1,193,697
1,154,689	Series 2026-2, Class A11, 30 Day Average SOFR + 1.15% (a) (c)	4.79%	07/25/56	1,146,128
1,978,960	Series 2026-LTV1, Class A1 (a) (j)	5.42%	09/25/56	1,966,986
	PMT Loan Trust
1,210,082	Series 2026-INV1, Class A36, 30 Day Average SOFR + 1.30% (a) (c)	4.94%	01/25/57	1,205,031
1,178,101	Series 2026-INV2, Class A35, 30 Day Average SOFR + 1.15% (a) (c)	4.79%	01/25/57	1,170,103
	SG Residential Mortgage Trust
1,762,359	Series 2022-1, Class A1 (a)	3.95%	03/27/62	1,626,719

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Verus Securitization Trust
$1,300,000	Series 2021-6, Class M1 (a)	2.94%	10/25/66	$966,945
				17,662,104
	Commercial Mortgage-Backed Securities — 3.2%
	BBCMS Mortgage Trust
1,000,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (c)	4.56%	03/15/37	944,424
	BX Trust
1,000,000	Series 2025-VOLT, Class A, 1 Mo. CME Term SOFR + 1.70% (a) (c)	5.34%	12/15/44	999,168
	CONE Commercial Mortgage Trust
1,000,000	Series 2026-ACD6, Class A (a) (i)	6.06%	07/15/43	991,565
1,500,000	Series 2026-DFW3, Class D (a) (i)	7.35%	05/15/43	1,484,948
	KRE Commercial Mortgage Trust
1,000,000	Series 2026-ICNA, Class A, 1 Mo. CME Term SOFR + 1.85% (a) (c)	5.49%	05/15/43	1,004,305
	SWCH Commercial Mortgage Trust
1,000,000	Series 2025-DATA, Class A, 1 Mo. CME Term SOFR + 1.44% (a) (c)	5.08%	02/15/42	993,184
				6,417,594
	Total Mortgage-Backed Securities			24,079,698
	(Cost $24,196,507)
FOREIGN CORPORATE BONDS AND NOTES — 7.6%
	Apparel, Accessories & Luxury Goods — 0.2%
365,000	Gildan Activewear, Inc. (a)	5.40%	10/07/35	350,200
	Application Software — 0.3%
735,000	Constellation Software, Inc. (a)	5.46%	02/16/34	712,331
	Construction Materials — 0.2%
400,000	Cemex S.A.B. de C.V.	5.75%	06/05/36	389,500
	Diversified Banks — 3.5%
730,000	Bank of Montreal, Series J (b)	5.30%	06/02/37	713,543
350,000	Barclays PLC (b)	5.75%	08/09/33	354,003
5,000,000	Cooperatieve Rabobank U.A. (a) (b)	3.65%	04/06/28	4,972,818
750,000	Lloyds Banking Group PLC (b)	4.94%	11/04/36	710,262
250,000	Royal Bank of Canada (b)	6.75%	08/24/85	253,140
				7,003,766
	Diversified Capital Markets — 0.4%
395,000	UBS Group AG (a) (b)	4.84%	11/06/33	382,193
340,000	UBS Group AG (a) (b)	5.58%	05/09/36	338,262
				720,455
	Environmental & Facilities Services — 0.3%
529,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	538,261
	Hotels, Resorts & Cruise Lines — 0.9%
955,000	Carnival Corp. Ltd. (a)	6.13%	02/15/33	957,872
370,000	Royal Caribbean Cruises Ltd.	4.75%	05/15/33	352,926
520,000	Viking Cruises Ltd. (a)	5.88%	10/15/33	514,875
				1,825,673

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Life Sciences Tools & Services — 0.3%
$705,000	Icon Investments Six DAC (a)	6.00%	08/13/36	$703,180
	Metal, Glass & Plastic Containers — 0.2%
315,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC (a)	6.25%	01/30/31	316,777
	Pharmaceuticals — 0.5%
705,000	Teva Pharmaceutical Finance Netherlands III B.V.	6.00%	12/01/32	721,907
350,000	Teva Pharmaceutical Finance Netherlands III B.V.	4.10%	10/01/46	258,168
				980,075
	Restaurants — 0.5%
966,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.00%	10/15/30	912,666
	Trading Companies & Distributors — 0.3%
720,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.75%	01/15/33	692,266
	Total Foreign Corporate Bonds and Notes			15,145,150
	(Cost $15,175,532)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.9%
	Collateralized Mortgage Obligations — 3.1%
	Federal Home Loan Mortgage Corporation
308,914	Series 2018-4767, Class VZ	4.00%	08/15/47	284,246
1,646,032	Series 2025-5502, Class FC, 30 Day Average SOFR + 2.00% (c)	5.64%	02/25/55	1,662,900
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
1,000,000	Series 2022-DNA2, Class B2, 30 Day Average SOFR + 8.50% (a) (c)	12.14%	02/25/42	1,034,161
	Federal National Mortgage Association
439,063	Series 2024-20, Class ZQ	4.00%	10/25/45	378,090
	Government National Mortgage Association
1,324,447	Series 2023-66, Class MP, (30 Day Average SOFR) ×-2+ 12.30% (k)	5.02%	05/20/53	1,202,675
1,700,000	Series 2026-136, Class SK, (30 Day Average SOFR) ×-1.50+ 10.88% (k)	5.43%	08/20/56	1,519,698
				6,081,770
	Commercial Mortgage-Backed Securities — 2.6%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
37,000,000	Series 2020-RR02, Class DX, IO (j)	1.82%	09/27/28	1,236,038
36,000,000	Series 2020-RR03, Class X1	1.71%	07/27/28	967,551
	Government National Mortgage Association
6,368,349	Series 2021-31, Class IO, IO (i)	0.94%	01/16/61	433,458
39,905,163	Series 2026-133, Class IO, IO (i)	0.83%	04/16/65	2,516,128
				5,153,175
	Pass-Through Securities — 1.2%
	Government National Mortgage Association
3,103,025	Pool MA7192	2.00%	02/20/51	2,494,908
				2,494,908
	Total U.S. Government Agency Mortgage-Backed Securities			13,729,853
	(Cost $13,848,902)

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 3.7%
	Investment Banking & Brokerage — 0.4%
$350,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(l)	$325,926
450,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(l)	466,478
				792,404
	Diversified Banks — 2.4%
300,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (m)	7.75%	(l)	314,000
400,000	Banco Santander S.A. (b) (m)	8.00%	(l)	427,534
650,000	Bank of America Corp. (b)	6.63%	(l)	667,064
250,000	Bank of Montreal (b)	7.30%	11/26/84	258,318
250,000	BNP Paribas S.A. (a) (b) (m)	7.38%	(l)	255,371
250,000	Canadian Imperial Bank of Commerce (b)	7.00%	10/28/85	254,055
450,000	Citigroup, Inc., Series GG (b)	6.88%	(l)	456,274
300,000	Credit Agricole S.A. (a) (b) (m)	7.13%	(l)	303,160
300,000	ING Groep N.V. (b) (m) (n)	7.25%	(l)	311,305
450,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(l)	466,903
250,000	Lloyds Banking Group PLC (b) (m)	6.75%	(l)	254,990
250,000	NatWest Group PLC (b) (m)	8.13%	(l)	273,007
450,000	Wells Fargo & Co. (b)	6.85%	(l)	464,668
				4,706,649
	Electric Utilities — 0.6%
300,000	American Electric Power Co., Inc. (b)	6.95%	12/15/54	315,244
300,000	Dominion Energy, Inc., Series B (b)	7.00%	06/01/54	312,185
300,000	NextEra Energy Capital Holdings, Inc. (b)	6.75%	06/15/54	307,905
300,000	Southern (The) Co., Series 2025 (b)	6.38%	03/15/55	301,751
				1,237,085
	Insurance Brokers — 0.1%
235,000	Nippon Life Insurance Co. (a) (b)	6.50%	04/30/55	241,608
	Integrated Telecommunication Services — 0.2%
400,000	Verizon Communications, Inc. (b)	6.75%	02/15/57	399,048
	Total Capital Preferred Securities			7,376,794
	(Cost $7,410,246)

	Total Investments — 96.1%			191,463,262
	(Cost $192,384,456)
	Net Other Assets and Liabilities — 3.9%			7,778,432
	Net Assets — 100.0%			$199,241,694
Futures Contracts at August 31, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	222	Dec-2026	$45,562,031	$(104,124)
U.S. 5-Year Treasury Notes	18	Dec-2026	1,902,656	(9,755)
U.S. Treasury Long-Term Bond Futures	18	Dec-2026	1,955,250	(5,314)
Ultra 10-Year U.S. Treasury Notes	44	Dec-2026	4,814,563	(40,121)
Ultra U.S. Treasury Bond Futures	43	Dec-2026	4,731,344	(43,224)
			$58,965,844	$(202,538)

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Futures Contracts at August 31, 2026 (Continued):
Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10 Year U.S. Treasury Notes	42	Dec-2026	$(4,521,563)	$29,178
		Total	$54,444,281	$(173,360)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2026, securities noted as such amounted to $105,344,805 or
52.9% of net assets.

(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at August 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	Floating or variable rate security.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	When-issued security. The interest rate shown reflects the rate in effect at August 31, 2026. Interest will begin accruing on the security’s first settlement date.
(f)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(g)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
August 31, 2026, securities noted as such are valued at $1,389,743 or 0.7% of net assets.

(i)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(j)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(k)	Inverse floating rate security.
(l)	Perpetual maturity.
(m)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At August 31, 2026, securities noted as such amounted to $2,139,367 or 1.1% of net assets. Of these securities, 0.0% originated in emerging markets, and 100.0% originated in foreign markets.

(n)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
USD	– United States Dollar

First Trust Flexible Income ETF (FFLX)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$69,541,408	$—	$69,541,408	$—
Asset-Backed Securities	33,642,106	—	33,642,106	—
Senior Floating-Rate Loan Interests*	27,948,253	—	27,948,253	—
Mortgage-Backed Securities	24,079,698	—	24,079,698	—
Foreign Corporate Bonds and Notes*	15,145,150	—	15,145,150	—
U.S. Government Agency Mortgage-Backed Securities	13,729,853	—	13,729,853	—
Capital Preferred Securities*	7,376,794	—	7,376,794	—
Total Investments	191,463,262	—	191,463,262	—
Futures Contracts	29,178	29,178	—	—
Total	$191,492,440	$29,178	$191,463,262	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(202,538)	$(202,538)	$—	$—

*	See Portfolio of Investments for industry breakout.

Unfunded Loan Commitments
As of August 31, 2026, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy.

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Azuria Water Solutions (f/k/a Aegion Corp.), Term Loan	$38,118	$38,261	$38,051	$(210)